Impairment losses (Tables)	12 Months Ended
Mar. 31, 2021
Impairment losses
Schedule of impairment charges recognised

below.

		2021	2020	2019
Cash-generating unit	Reportable segment	€m	€m	€m
Spain	Spain	0	840	2,930
Ireland	Other Europe	0	630	—
Romania	Other Europe	0	110	310
Vodafone Automotive	Common Functions	0	105	30
Vodafone Idea	Other Markets	0	–	255
		0	1,685	3,525

Schedule of carrying value of goodwill

	2021	2020
		Re-presented[1]
	€m	€m
Vodafone Germany	20,335	22,900
Vantage Towers Germany	2,565	—
Italy	2,481	2,480
	25,381	25,380
Other	6,350	5,998
	31,731	31,378

Note:

1

Comparative figures for the year ended 31 March 2020 have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 ‘Discontinued operations and assets and liabilities held for sale’.

Schedule of key assumptions used in the value in use calculations

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDA	Projected adjusted EBITDA has been based on past experience adjusted for the following:

– In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new products and services are introduced. Fixed revenue is expected to continue to grow as penetration is increased and more products and services are sold to customers;

– Outside of Europe, revenue is expected to continue to grow as the penetration of faster data-enabled devices rises along with higher data bundle attachment rates, and new products and services are introduced. The Other Markets segment is also expected to benefit from increased usage and penetration of M-Pesa in Africa; and

– Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to maintain our networks, provide products and services in line with customer expectations, including of higher data volumes and speeds, and to meet the population coverage requirements of certain of the Group’s licences. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. Outside of Europe, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

To enable the continued provision of products and services, the cash flow forecasts for licence and spectrum payments for each relevant cash-generating unit include amounts for expected renewals and newly available spectrum. Beyond the five year forecast period, a long-run cost of spectrum is assumed.

Long-term growth rate	For the purposes of the Group’s value in use calculations, a long‑term growth rate into perpetuity is applied immediately at the end of the five year forecast period and is based on the lower of:
– the nominal GDP growth rate forecasts for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA as estimated by management.

Long-term compound annual growth rates determined by management may be lower than forecast nominal GDP growth rates due to the following market-specific factors: competitive intensity levels, maturity of business, regulatory environment or sector-specific inflation expectations.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s cash-generating units is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific cash-generating unit. In making this adjustment, inputs required are the equity market risk premium (that is the required return over and above a risk free rate by an investor who is investing in the market as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific cash-generating unit relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s cash-generating companies determined using an average of the betas of comparable listed telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the long-term average equity market risk premium and the market risk premiums typically used by valuations practitioners.

The risk adjusted discount rate is also based on typical leverage ratios of telecommunications companies in each cash-generating unit's respective market or region.

Schedule of carrying value of cash-generating unit materially exceed its recoverable amount

	Recoverable amount less carrying value
	Decrease by 2pps	Base case	Increase by 2pps
	€bn	€bn	€bn
Germany	4.2	7.4	10.8
Italy	1.5	2.7	4.1
Spain	(0.3)	0.5	1.4
Romania	—	0.1	0.2

Note:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Schedule of assumptions used in valuation of impairment loss

	Assumptions used in value in use calculation
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	%	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.4	10.5	9.2	7.7	9.9	6.0
Long-term growth rate	0.5	0.5	0.5	0.5	1.0	1.5
Projected adjusted EBITDA[1]	1.2	2.1	4.9	0.5	0.9	8.4
Projected capital expenditure[2]	19.7-21.5	14.4-15.9	15.7-17.6	12.6-15.1	12.3-15.2	39.1-56.2

	Change required for carrying value to equal recoverable amount
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	pps	pps	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.3	0.7	0.4	0.7	0.7	5.2
Long-term growth rate	(1.3)	(0.8)	(0.5)	(0.7)	(0.9)	(4.9)
Projected adjusted EBITDA[1]	(4.0)	(1.5)	(1.5)	(1.6)	(1.9)	(19.3)
Projected capital expenditure[2]	12.7	3.0	1.6	2.8	1.9	162.6

	Recoverable amount less carrying value
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	€bn	€bn	€bn	€bn	€bn	€bn
Base case as at 31 March 2021	7.4	0.6	0.3	0.1	0.1	3.5
Change in projected adjusted EBITDA[1]
Decrease by 5pps	(1.6)	(1.3)	(0.6)	(0.2)	(0.1)	2.4
Increase by 5pps	18.2	2.9	1.4	0.5	0.3	5.0
Change in long-term growth rate
Decrease by 1pps	1.5	(0.1)	(0.3)	0	0	2.2
Increase by 1pps	16.0	1.6	1.0	0.3	0.2	6.1

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.8	0.9	1.2	0.3
Long-term growth rate	(0.8)	(1.0)	(1.3)	(0.4)
Projected adjusted EBITDA[1]	(1.7)	(2.2)	(3.0)	(0.7)
Projected capital expenditure[2]	2.5	3.7	7.5	1.5

Notes:

1

Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. A pro-rata adjustment has been made to true up 31 March 2021 adjusted EBITDA to a full year where the towers business carve-out occurred during the year.

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Ireland	Romania	Vodafone Automotive
	%	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.5	10.3	9.2	7.6	10.2	9.1
Long-term growth rate	0.5	0.5	0.5	0.5	1.0	1.9
Projected adjusted EBITDA[1]	3.8	0.2	8.2	3.0	8.0	31.3
Projected capital expenditure[2]	20.1-20.7	12.5-13.4	16.2-18.1	10.7-15.2	13.7-18.5	14.1-23.4

	Change required for carrying value to equal recoverable amount
	Germany	Italy
	pps	pps
Pre-tax risk adjusted discount rate	1.1	1.7
Long-term growth rate	(1.0)	(2.0)
Projected adjusted EBITDA[1]	(3.2)	(3.1)
Projected capital expenditure[2]	11.4	7.9

	Recoverable amount less carrying value (prior to recognition of impairment charges)
	Germany	Italy	Spain	Ireland	Romania
	€bn	€bn	€bn	€bn	€bn
Base case as at 31 March 2020	6.6	1.8	(0.8)	(0.6)	(0.1)
Change in projected adjusted EBITDA[1]
Decrease by 5pps	(3.3)	(1.0)	(2.3)	(1.1)	(0.3)
Increase by 5pps	18.4	5.1	0.9	—	0.1
Change in long-term growth rate
Decrease by 1pps	0.2	0.8	(1.5)	(0.8)	(0.2)
Increase by 1pps	15.8	3.0	—	(0.4)	—

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.1	1.5	1.7	1.9
Long-term growth rate	(1.3)	(1.6)	(1.8)	(2.2)
Projected adjusted EBITDA[1]	(2.3)	(3.4)	(4.0)	(3.9)
Projected capital expenditure[2]	4.5	7.1	12.5	9.1

Notes:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	10.5	9.3	11.1
Long-term growth rate	0.5	1.0	0.5	1.0
Projected adjusted EBITDA[1]	2.9	(0.1)	9.2	3.8
Projected capital expenditure[2]	16.9–19.9	12.2–12.5	17.1–18.4	12.1–12.7

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	Spain	Romania
	pps	pps	pps	pps
Pre-tax adjusted discount rate	2.1	2.5	0.5	1.2
Long-term growth rate	(2.2)	(2.9)	(0.7)	(1.5)
Projected adjusted EBITDA[1]	(4.9)	(4.6)	(1.3)	(2.0)
Projected capital expenditure[2]	15.4	11.2	2.7	3.3

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

	Change required for carrying value
	to equal recoverable amount
	UK	Ireland	Portugal
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.7	1.2	0.7
Long-term growth rate	(0.9)	(1.4)	(0.7)
Projected adjusted EBITDA[1]	(1.9)	(2.7)	(1.4)
Projected capital expenditure[2]	3.3	8.4	3.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.